Subsequent Events (Details) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2025	Oct. 09, 2025	May 12, 2025	May 12, 2025	Mar. 31, 2025	Feb. 01, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Oct. 23, 2025	Mar. 01, 2025	Aug. 29, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Bid price per share (in Dollars per share)											$ 1
Reverse stock split			1-for-50	1-for-50
Percentage of common stock outstanding									47.50%
Common stock issued immediately after the Merger							2,874,326		2,874,326		2,633,956				1,396,000
Bonus share		(120,000)
Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount of note payable (in Dollars)						$ 183,333							$ 183,333
Interest rate						24.00%
Forecast [Member]
Subsequent Events [Line Items]
Shares subject to conversion					1,600
Common Stock [Member]
Subsequent Events [Line Items]
Warrants converted into shares							3,447,957		3,447,957
Common stock issued immediately after the Merger														247,860	1,396,000
Common stock issued							157,532	9,320	172,287	9,320	274,858
Bonus share		40,000
Convertible Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted amount (in Dollars)					$ 527,500
Converted into common share					68,096
Great Point Capital, LLC [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount of note payable (in Dollars)	$ 1,000,000
Interest rate	8.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of common stock outstanding		24.20%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock issued immediately after the Merger												3,447,957
Subsequent Event [Member] | Global Graphene Group, Inc [Member]
Subsequent Events [Line Items]
Common stock issued		450,000
Subsequent Event [Member] | Great Point Capital, LLC [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount of note payable (in Dollars)	$ 1,000,000
Interest rate	8.00%